VIEs (VIEs Consolidated within Sogou Group, Summary of VIE Agreements Currently in Effect, Narrative) (Details) - Sogou Information [Member]	12 Months Ended
Dec. 31, 2017
Xiaochuan Wang [Member]
Variable Interest Entity [Line Items]
Ownership percentage	10.00%
Sogou Technology [Member]
Variable Interest Entity [Line Items]
Exclusive technology consulting and service agreement term	10 years
Sogou Technology [Member] | Shareholders of Sogou Information [Member]
Variable Interest Entity [Line Items]
Business operation agreement term	10 years
Powers of attorney term	10 years